Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of provision for doubtful debts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of provision for doubtful debts [Abstract]
As at January 1	$ 4,923,646	$ 2,299,558
Provision provided in the year	6,076,620	2,334,410
Translation adjustment	215,646	289,678
As at December 31	$ 11,215,912	$ 4,923,646